Allowance for Loan Losses, Futher Information (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	$ 338	$ 359
Allowance for loans individually or collectively evaluated and not deemed to be impaired	9,525	7,438
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	4,493	4,962
Total loan loss allowance	9,863	7,797
Loans individually evaluated and deemed to be impaired	10,618	7,660
Loans individually or collectively evaluated and not deemed to be impaired	1,158,389	1,038,468
Total Loans	1,173,500	1,051,090
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	303	287
Allowance for loans individually or collectively evaluated and not deemed to be impaired	733	668
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	405	372
Total loan loss allowance	1,036	955	$ 975	$ 1,125
Loans individually evaluated and deemed to be impaired	6,354	5,318
Loans individually or collectively evaluated and not deemed to be impaired	410,699	424,885
Total Loans	417,458	430,575
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	35	52
Allowance for loans individually or collectively evaluated and not deemed to be impaired	4,998	3,555
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	4,088	4,233
Total loan loss allowance	5,033	3,607	3,395	3,028
Loans individually evaluated and deemed to be impaired	3,750	1,872
Loans individually or collectively evaluated and not deemed to be impaired	377,503	292,215
Total Loans	385,341	298,320
Real estate: Construction [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	516	254
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	516	254	169	22
Loans individually evaluated and deemed to be impaired	0	0
Loans individually or collectively evaluated and not deemed to be impaired	21,786	13,579
Total Loans	21,786	13,579
Commercial Business [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	20
Allowance for loans individually or collectively evaluated and not deemed to be impaired	2,625	2,362
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	0	357
Total loan loss allowance	2,625	2,382	1,875	1,735
Loans individually evaluated and deemed to be impaired	356	470
Loans individually or collectively evaluated and not deemed to be impaired	291,093	251,140
Total Loans	291,449	251,967
Consumer [Member]
Financing Receivable, Impaired [Line Items]
Allowance for loans individually evaluated and deemed to be impaired	0	0
Allowance for loans individually or collectively evaluated and not deemed to be impaired	653	599
Allowance for loans acquired with deteriorated credit quality	0	0
Amount of loans acquired with deteriorated credit quality	0	0
Total loan loss allowance	653	599	$ 502	$ 477
Loans individually evaluated and deemed to be impaired	158	0
Loans individually or collectively evaluated and not deemed to be impaired	57,308	56,649
Total Loans	$ 57,466	$ 56,649